Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments	The carrying amounts and fair values of financial instruments by class are as follows:
As at March 31, 2024	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortised cost
Financial Assets
(i) Investments	—
(ii) Trade receivables	3,682,302.00
(iii) Others financial assets	4,222,957.00
Total	7,905,259.00	—	—

Financial Liabilities
(i) Borrowings			2,497,985.00
(ii) Trade payables	8,430,154.00
(iii) Other financial liabilities	243,655.00
Total	8,673,809.00	—	2,497,985.00
As at March 31, 2023	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortised cost
Financial Assets
(i) Investments	—
(ii) Trade receivables	1,831,724
(iii) Others financial assets	2,529,576
Total	4,361,300	—	—
As at March 31, 2023	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortised cost

Financial Liabilities
(i) Borrowings			3,899,316
(ii) Trade payables	6,802,780
(iii) Other financial liabilities	1,715,060
Total	8,517,840	—	3,899,316

Schedule of Fair Value of Instruments Measured at Amortized Cost	Fair value of instruments measured at amortized cost
Financial liabilities	Carrying value as of 31 March 2024	Fair value as of 31 March 2024
Borrowings	$2,497,985.00	$2,497,985.00
Financial liabilities	Carrying value as of 31 March 2023	Fair value as of 31 March 2023
Borrowings	$3,899,316.00	$3,899,316.00